Notes Payable and Receivable (10Q) (Details Narrative) - USD ($)			3 Months Ended
	Jan. 29, 2015	Dec. 08, 2014	Mar. 31, 2015	Mar. 04, 2015	Jan. 12, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt discount amount			$ 49,421			$ 0
Accredited investors providing for the sale			3,500,960
Notes payable - related party			$ 1,000,000
Loan receivable						$ 467,095
567,000 Convertible Notes Payable [Member] | January 20, 2015 and January 23, 2015 [Member]
Debt instrument accrued interest rate			10.00%
Conversion price per share			$ 5.40
Debt discount amount			$ 54,623
Accredited investors providing for the sale			$ 567,000
Percentage of discount			15.00%
Debt instrument weighted average price			$ 4.75
Notes due and payable			January 20, 2016 and January 23, 2016.
$350,000 Convertible Notes Payable [Member]
Term loan, maturity date	Mar. 04, 2015
Debt instrument accrued interest rate	12.00%
Convertible promissory note	$ 350,000
Proceeds from sale of securities	$ 350,000
$350,000 Convertible Notes Payable [Member] | Securities Purchase Agreement [Member]
Convertible promissory note				$ 350,000
Accrued interest				$ 4,029
1,000,000 Notes Payable Related Party [Member]
Term loan, maturity date		Mar. 31, 2016
Debt instrument accrued interest rate		12.00%
Notes payable - related party		$ 3,000,000
467,095 Notes Receivable [Member]
Debt principal amount					$ 500,000
Loan receivable					$ 50,000